Effect of fluctuations in foreign currency exchange rates (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in equity [abstract]
Reserve of exchange differences on translation	$ (7,913)	$ (11,569)	$ (25,745)
Comercial Hydro S.A. [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	1,004	1,004	1,004
SQMC Internacional Ltda. [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	(9)	(9)	(9)
Proinsa Ltda. [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	(10)	(10)	(10)
Comercial Agrorama Ltda. [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	155	(19)	33
Isapre Norte Grande Ltda. [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	(121)	(14)	(44)
Almacenes y Depositos Ltda. [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	305	211	142
Sacal S.A. [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	(3)	(3)	(3)
Sociedad Prestadora de Servicios de Salud Cruz del Norte SA [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	(36)	(13)	(19)
Agrorama S.A. [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	628	92	231
Doktor Tarsa Tarim Sanayi AS [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	0	0	(13,811)
SQM Vitas Fzco. [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	(4,165)	(3,736)	(2,267)
Doctochem Tarim Sanayi LTD [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	0	0	7
SQM Eastmed Turkey [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	0	0	(155)
Ajay Europe [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	(1,413)	(693)	(1,449)
Coromandel SQM India [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	0	0	(431)
SQM Italia SRL [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	0	0	(236)
SQM Oceania Pty Limited [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	(579)	(579)	(634)
SQM Indonesia S.A. [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	(124)	(124)	(124)
Abu Dhabi Fertilizers Industries WWL [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	372	372	372
SQM Holland B.V. [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	99	99	(197)
SQM Thailand Limited [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	(68)	(68)	(68)
SQM Europe N.V. [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	(1,983)	(1,983)	(1,983)
SQM Australia Pty Ltd [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	(1,732)	(4,052)	(4,035)
Pavoni C Spa [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	(153)	164	(185)
Terra Tarsa B.V.. [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	0	0	116
Plantacote N.V [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	0	0	(16)
Doktolab Tarim Arastima San [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	0	0	(54)
Kore Potash PLC [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	0	(2,128)	(1,754)
SQM Colombia S.A.S. [Member]
Changes in equity [abstract]
Reserve of exchange differences on translation	$ (80)	$ (80)	$ (166)